EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,856,340	Empower Bond Index Fund Institutional Class(a)	$ 40,210,499
2,840,815	Empower Core Bond Fund Institutional Class(a)	24,118,519
2,473,011	Empower Global Bond Fund Institutional Class(a)	19,042,187
1,168,164	Empower High Yield Bond Fund Institutional Class(a)	12,335,810
6,678,121	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,637,337
2,905,669	Empower Multi-Sector Bond Fund Institutional Class(a)	23,942,710
2,734,838	Empower Short Duration Bond Fund Institutional Class(a)	26,418,532

TOTAL BOND MUTUAL FUNDS — 46.97% (Cost $216,879,449)		$206,705,594
EQUITY MUTUAL FUNDS
340,019	Empower Emerging Markets Equity Fund Institutional Class(a)	4,277,433
885,622	Empower International Growth Fund Institutional Class(a)	7,899,746
1,290,161	Empower International Index Fund Institutional Class(a)	16,926,906
867,012	Empower International Value Fund Institutional Class(a)	9,112,292
1,142,291	Empower Large Cap Growth Fund Institutional Class(a)	12,759,385
2,026,017	Empower Large Cap Value Fund Institutional Class(a)	14,080,820
1,323,430	Empower Mid Cap Value Fund Institutional Class(a)	11,407,965
1,359,593	Empower Real Estate Index Fund Institutional Class(a)	11,733,285
Shares		Fair Value
Equity Mutual Funds — (continued)
6,132,200	Empower S&P 500® Index Fund Institutional Class(a)	$ 62,057,860
144,931	Empower Small Cap Growth Fund Institutional Class(a)	1,581,201
518,427	Empower Small Cap Value Fund Institutional Class(a)	3,680,835
2,271,732	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,563,554
304,235	Fidelity® Emerging Markets Index Fund Institutional Class	4,304,922
58,790	Janus Henderson Triton Fund Class N	1,582,041

TOTAL EQUITY MUTUAL FUNDS — 39.08% (Cost $157,756,810)		$171,968,245
Account Balance
FIXED INTEREST CONTRACT
61,572,165(b)	Empower of America Contract(a) 1.95%(c)	61,572,165

TOTAL FIXED INTEREST CONTRACT — 13.99% (Cost $61,572,165)		$61,572,165
TOTAL INVESTMENTS — 100.04% (Cost $436,208,424)		$440,246,004
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(161,200)
TOTAL NET ASSETS — 100.00%		$440,084,804

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,175,653	Empower Bond Index Fund Institutional Class(a)	$ 51,134,410
3,613,918	Empower Core Bond Fund Institutional Class(a)	30,682,161
2,973,767	Empower Global Bond Fund Institutional Class(a)	22,898,005
1,505,397	Empower High Yield Bond Fund Institutional Class(a)	15,896,989
6,418,541	Empower Inflation-Protected Securities Fund Institutional Class(a)	58,280,353
3,666,540	Empower Multi-Sector Bond Fund Institutional Class(a)	30,212,293
2,748,358	Empower Short Duration Bond Fund Institutional Class(a)	26,549,136

TOTAL BOND MUTUAL FUNDS — 45.26% (Cost $240,013,448)		$235,653,347
EQUITY MUTUAL FUNDS
474,774	Empower Emerging Markets Equity Fund Institutional Class(a)	5,972,659
1,199,257	Empower International Growth Fund Institutional Class(a)	10,697,371
1,746,378	Empower International Index Fund Institutional Class(a)	22,912,472
1,172,311	Empower International Value Fund Institutional Class(a)	12,320,991
1,458,028	Empower Large Cap Growth Fund Institutional Class(a)	16,286,169
2,586,334	Empower Large Cap Value Fund Institutional Class(a)	17,975,022
1,668,686	Empower Mid Cap Value Fund Institutional Class(a)	14,384,077
1,650,252	Empower Real Estate Index Fund Institutional Class(a)	14,241,672
Shares		Fair Value
Equity Mutual Funds — (continued)
7,833,618	Empower S&P 500® Index Fund Institutional Class(a)	$ 79,276,214
209,697	Empower Small Cap Growth Fund Institutional Class(a)	2,287,798
748,305	Empower Small Cap Value Fund Institutional Class(a)	5,312,967
2,867,755	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,335,061
424,824	Fidelity® Emerging Markets Index Fund Institutional Class	6,011,254
85,057	Janus Henderson Triton Fund Class N	2,288,879

TOTAL EQUITY MUTUAL FUNDS — 42.89% (Cost $209,298,227)		$223,302,606
Account Balance
FIXED INTEREST CONTRACT
61,920,735(b)	Empower of America Contract(a) 1.95%(c)	61,920,735

TOTAL FIXED INTEREST CONTRACT — 11.89% (Cost $61,920,735)		$61,920,735
TOTAL INVESTMENTS — 100.04% (Cost $511,232,410)		$520,876,688
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(192,191)
TOTAL NET ASSETS — 100.00%		$520,684,497

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,342,340	Empower Bond Index Fund Institutional Class(a)	$ 168,434,577
11,892,392	Empower Core Bond Fund Institutional Class(a)	100,966,411
9,019,500	Empower Global Bond Fund Institutional Class(a)	69,450,153
4,830,420	Empower High Yield Bond Fund Institutional Class(a)	51,009,239
13,915,530	Empower Inflation-Protected Securities Fund Institutional Class(a)	126,353,009
11,830,619	Empower Multi-Sector Bond Fund Institutional Class(a)	97,484,297
6,958,137	Empower Short Duration Bond Fund Institutional Class(a)	67,215,599

TOTAL BOND MUTUAL FUNDS — 41.17% (Cost $697,630,014)		$680,913,285
EQUITY MUTUAL FUNDS
1,878,703	Empower Emerging Markets Equity Fund Institutional Class(a)	23,634,085
4,567,033	Empower International Growth Fund Institutional Class(a)	40,737,932
6,663,742	Empower International Index Fund Institutional Class(a)	87,428,291
4,461,767	Empower International Value Fund Institutional Class(a)	46,893,174
5,249,633	Empower Large Cap Growth Fund Institutional Class(a)	58,638,404
9,297,295	Empower Large Cap Value Fund Institutional Class(a)	64,616,203
5,933,546	Empower Mid Cap Value Fund Institutional Class(a)	51,147,169
5,413,146	Empower Real Estate Index Fund Institutional Class(a)	46,715,452
Shares		Fair Value
Equity Mutual Funds — (continued)
28,249,773	Empower S&P 500® Index Fund Institutional Class(a)	$ 285,887,706
848,133	Empower Small Cap Growth Fund Institutional Class(a)	9,253,131
3,019,433	Empower Small Cap Value Fund Institutional Class(a)	21,437,976
10,181,210	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	47,342,627
1,680,989	Fidelity® Emerging Markets Index Fund Institutional Class	23,785,993
344,005	Janus Henderson Triton Fund Class N	9,257,180

TOTAL EQUITY MUTUAL FUNDS — 49.39% (Cost $765,202,271)		$816,775,323
Account Balance
FIXED INTEREST CONTRACT
156,820,196(b)	Empower of America Contract(a) 1.95%(c)	156,820,196

TOTAL FIXED INTEREST CONTRACT — 9.48% (Cost $156,820,196)		$156,820,196
TOTAL INVESTMENTS — 100.04% (Cost $1,619,652,481)		$1,654,508,804
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(628,222)
TOTAL NET ASSETS — 100.00%		$1,653,880,582

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,244,652	Empower Bond Index Fund Institutional Class(a)	$ 126,225,715
8,924,166	Empower Core Bond Fund Institutional Class(a)	75,766,173
6,156,298	Empower Global Bond Fund Institutional Class(a)	47,403,493
3,445,478	Empower High Yield Bond Fund Institutional Class(a)	36,384,243
5,981,153	Empower Inflation-Protected Securities Fund Institutional Class(a)	54,308,865
8,682,636	Empower Multi-Sector Bond Fund Institutional Class(a)	71,544,924
3,822,219	Empower Short Duration Bond Fund Institutional Class(a)	36,922,632

TOTAL BOND MUTUAL FUNDS — 35.21% (Cost $451,934,054)		$448,556,045
EQUITY MUTUAL FUNDS
1,831,483	Empower Emerging Markets Equity Fund Institutional Class(a)	23,040,053
4,302,596	Empower International Growth Fund Institutional Class(a)	38,379,159
6,289,349	Empower International Index Fund Institutional Class(a)	82,516,263
4,217,157	Empower International Value Fund Institutional Class(a)	44,322,325
4,690,805	Empower Large Cap Growth Fund Institutional Class(a)	52,396,288
8,311,739	Empower Large Cap Value Fund Institutional Class(a)	57,766,589
5,222,784	Empower Mid Cap Value Fund Institutional Class(a)	45,020,398
4,287,514	Empower Real Estate Index Fund Institutional Class(a)	37,001,244
Shares		Fair Value
Equity Mutual Funds — (continued)
25,196,542	Empower S&P 500® Index Fund Institutional Class(a)	$ 254,989,008
840,578	Empower Small Cap Growth Fund Institutional Class(a)	9,170,707
2,986,795	Empower Small Cap Value Fund Institutional Class(a)	21,206,244
8,972,635	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,722,752
1,638,875	Fidelity® Emerging Markets Index Fund Institutional Class	23,190,085
340,922	Janus Henderson Triton Fund Class N	9,174,208

TOTAL EQUITY MUTUAL FUNDS — 58.07% (Cost $706,555,031)		$739,895,323
Account Balance
FIXED INTEREST CONTRACT
86,110,306(b)	Empower of America Contract(a) 1.95%(c)	86,110,306

TOTAL FIXED INTEREST CONTRACT — 6.76% (Cost $86,110,306)		$86,110,306
TOTAL INVESTMENTS — 100.04% (Cost $1,244,599,391)		$1,274,561,674
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(488,688)
TOTAL NET ASSETS — 100.00%		$1,274,072,986

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
19,251,557	Empower Bond Index Fund Institutional Class(a)	$ 159,402,896
11,280,366	Empower Core Bond Fund Institutional Class(a)	95,770,304
7,416,881	Empower Global Bond Fund Institutional Class(a)	57,109,985
4,286,707	Empower High Yield Bond Fund Institutional Class(a)	45,267,626
3,997,660	Empower Inflation-Protected Securities Fund Institutional Class(a)	36,298,757
10,868,825	Empower Multi-Sector Bond Fund Institutional Class(a)	89,559,120
3,716,751	Empower Short Duration Bond Fund Institutional Class(a)	35,903,819

TOTAL BOND MUTUAL FUNDS — 26.93% (Cost $527,620,631)		$519,312,507
EQUITY MUTUAL FUNDS
3,533,078	Empower Emerging Markets Equity Fund Institutional Class(a)	44,446,127
8,023,803	Empower International Growth Fund Institutional Class(a)	71,572,320
11,711,078	Empower International Index Fund Institutional Class(a)	153,649,345
7,843,575	Empower International Value Fund Institutional Class(a)	82,435,973
8,285,173	Empower Large Cap Growth Fund Institutional Class(a)	92,545,387
14,655,891	Empower Large Cap Value Fund Institutional Class(a)	101,858,446
9,092,606	Empower Mid Cap Value Fund Institutional Class(a)	78,378,266
6,666,544	Empower Real Estate Index Fund Institutional Class(a)	57,532,273
Shares		Fair Value
Equity Mutual Funds — (continued)
44,455,212	Empower S&P 500® Index Fund Institutional Class(a)	$ 449,886,749
1,626,348	Empower Small Cap Growth Fund Institutional Class(a)	17,743,453
5,770,427	Empower Small Cap Value Fund Institutional Class(a)	40,970,032
15,582,460	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	72,458,441
3,161,164	Fidelity® Emerging Markets Index Fund Institutional Class	44,730,470
659,593	Janus Henderson Triton Fund Class N	17,749,655

TOTAL EQUITY MUTUAL FUNDS — 68.77% (Cost $1,236,738,632)		$1,325,956,937
Account Balance
FIXED INTEREST CONTRACT
83,602,821(b)	Empower of America Contract(a) 1.95%(c)	83,602,821

TOTAL FIXED INTEREST CONTRACT — 4.34% (Cost $83,602,821)		$83,602,821
TOTAL INVESTMENTS — 100.04% (Cost $1,847,962,084)		$1,928,872,265
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(753,297)
TOTAL NET ASSETS — 100.00%		$1,928,118,968

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,830,816	Empower Bond Index Fund Institutional Class(a)	$ 56,559,159
3,997,673	Empower Core Bond Fund Institutional Class(a)	33,940,241
2,563,890	Empower Global Bond Fund Institutional Class(a)	19,741,953
1,528,869	Empower High Yield Bond Fund Institutional Class(a)	16,144,851
611,709	Empower Inflation-Protected Securities Fund Institutional Class(a)	5,554,315
3,843,177	Empower Multi-Sector Bond Fund Institutional Class(a)	31,667,777
1,027,726	Empower Short Duration Bond Fund Institutional Class(a)	9,927,830

TOTAL BOND MUTUAL FUNDS — 18.48% (Cost $173,627,031)		$173,536,126
EQUITY MUTUAL FUNDS
2,114,180	Empower Emerging Markets Equity Fund Institutional Class(a)	26,596,389
4,645,362	Empower International Growth Fund Institutional Class(a)	41,436,626
6,789,032	Empower International Index Fund Institutional Class(a)	89,072,104
4,551,965	Empower International Value Fund Institutional Class(a)	47,841,156
4,554,942	Empower Large Cap Growth Fund Institutional Class(a)	50,878,706
8,055,539	Empower Large Cap Value Fund Institutional Class(a)	55,985,997
4,921,046	Empower Mid Cap Value Fund Institutional Class(a)	42,419,420
3,344,622	Empower Real Estate Index Fund Institutional Class(a)	28,864,091
Shares		Fair Value
Equity Mutual Funds — (continued)
24,457,179	Empower S&P 500® Index Fund Institutional Class(a)	$247,506,652
982,637	Empower Small Cap Growth Fund Institutional Class(a)	10,720,568
3,460,894	Empower Small Cap Value Fund Institutional Class(a)	24,572,351
8,465,033	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,362,401
1,891,656	Fidelity® Emerging Markets Index Fund Institutional Class	26,766,932
398,469	Janus Henderson Triton Fund Class N	10,722,793

TOTAL EQUITY MUTUAL FUNDS — 79.09% (Cost $701,946,227)		$742,746,186
Account Balance
FIXED INTEREST CONTRACT
23,246,849(b)	Empower of America Contract(a) 1.95%(c)	23,246,849

TOTAL FIXED INTEREST CONTRACT — 2.47% (Cost $23,246,849)		$23,246,849
TOTAL INVESTMENTS — 100.04% (Cost $898,820,107)		$939,529,161
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(370,908)
TOTAL NET ASSETS — 100.00%		$939,158,253

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,387,537	Empower Bond Index Fund Institutional Class(a)	$ 61,168,804
4,326,778	Empower Core Bond Fund Institutional Class(a)	36,734,347
2,744,491	Empower Global Bond Fund Institutional Class(a)	21,132,577
1,665,005	Empower High Yield Bond Fund Institutional Class(a)	17,582,451
124,841	Empower Inflation-Protected Securities Fund Institutional Class(a)	1,133,559
4,148,228	Empower Multi-Sector Bond Fund Institutional Class(a)	34,181,401
806,843	Empower Short Duration Bond Fund Institutional Class(a)	7,794,101

TOTAL BOND MUTUAL FUNDS — 12.77% (Cost $181,136,839)		$179,727,240
EQUITY MUTUAL FUNDS
3,669,737	Empower Emerging Markets Equity Fund Institutional Class(a)	46,165,288
7,814,250	Empower International Growth Fund Institutional Class(a)	69,703,114
11,410,655	Empower International Index Fund Institutional Class(a)	149,707,794
7,644,237	Empower International Value Fund Institutional Class(a)	80,340,936
7,265,509	Empower Large Cap Growth Fund Institutional Class(a)	81,155,733
12,851,535	Empower Large Cap Value Fund Institutional Class(a)	89,318,167
7,752,019	Empower Mid Cap Value Fund Institutional Class(a)	66,822,405
5,139,825	Empower Real Estate Index Fund Institutional Class(a)	44,356,686
Shares		Fair Value
Equity Mutual Funds — (continued)
38,996,010	Empower S&P 500® Index Fund Institutional Class(a)	$ 394,639,626
1,692,767	Empower Small Cap Growth Fund Institutional Class(a)	18,468,086
5,999,188	Empower Small Cap Value Fund Institutional Class(a)	42,594,236
13,295,533	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	61,824,227
3,283,771	Fidelity® Emerging Markets Index Fund Institutional Class	46,465,357
686,405	Janus Henderson Triton Fund Class N	18,471,162

TOTAL EQUITY MUTUAL FUNDS — 85.98% (Cost $1,125,772,591)		$1,210,032,817
Account Balance
FIXED INTEREST CONTRACT
18,128,583(b)	Empower of America Contract(a) 1.95%(c)	18,128,583

TOTAL FIXED INTEREST CONTRACT — 1.29% (Cost $18,128,583)		$18,128,583
TOTAL INVESTMENTS — 100.04% (Cost $1,325,038,013)		$1,407,888,640
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(562,857)
TOTAL NET ASSETS — 100.00%		$1,407,325,783

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,299,919	Empower Bond Index Fund Institutional Class(a)	$ 19,043,326
1,346,016	Empower Core Bond Fund Institutional Class(a)	11,427,676
865,164	Empower Global Bond Fund Institutional Class(a)	6,661,766
541,636	Empower High Yield Bond Fund Institutional Class(a)	5,719,678
1,303,043	Empower Multi-Sector Bond Fund Institutional Class(a)	10,737,078
181,526	Empower Short Duration Bond Fund Institutional Class(a)	1,753,546

TOTAL BOND MUTUAL FUNDS — 8.90% (Cost $55,290,779)		$55,343,070
EQUITY MUTUAL FUNDS
1,810,228	Empower Emerging Markets Equity Fund Institutional Class(a)	22,772,666
3,740,095	Empower International Growth Fund Institutional Class(a)	33,361,645
5,460,313	Empower International Index Fund Institutional Class(a)	71,639,300
3,657,077	Empower International Value Fund Institutional Class(a)	38,435,881
3,305,657	Empower Large Cap Growth Fund Institutional Class(a)	36,924,187
5,842,906	Empower Large Cap Value Fund Institutional Class(a)	40,608,195
3,469,694	Empower Mid Cap Value Fund Institutional Class(a)	29,908,760
2,328,705	Empower Real Estate Index Fund Institutional Class(a)	20,096,723
17,738,440	Empower S&P 500® Index Fund Institutional Class(a)	179,513,013
Shares		Fair Value
Equity Mutual Funds — (continued)
828,268	Empower Small Cap Growth Fund Institutional Class(a)	$ 9,036,405
2,938,517	Empower Small Cap Value Fund Institutional Class(a)	20,863,469
5,957,014	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,700,113
1,619,824	Fidelity® Emerging Markets Index Fund Institutional Class	22,920,516
335,844	Janus Henderson Triton Fund Class N	9,037,557

TOTAL EQUITY MUTUAL FUNDS — 90.49% (Cost $526,411,806)		$562,818,430
Account Balance
FIXED INTEREST CONTRACT
4,068,327(b)	Empower of America Contract(a) 1.95%(c)	4,068,327

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $4,068,327)		$4,068,327
TOTAL INVESTMENTS — 100.04% (Cost $585,770,912)		$622,229,827
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(244,455)
TOTAL NET ASSETS — 100.00%		$621,985,372

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,020,837	Empower Bond Index Fund Institutional Class(a)	$ 16,732,531
1,179,225	Empower Core Bond Fund Institutional Class(a)	10,011,617
794,879	Empower Global Bond Fund Institutional Class(a)	6,120,568
489,174	Empower High Yield Bond Fund Institutional Class(a)	5,165,676
1,152,602	Empower Multi-Sector Bond Fund Institutional Class(a)	9,497,440
121,408	Empower Short Duration Bond Fund Institutional Class(a)	1,172,804

TOTAL BOND MUTUAL FUNDS — 6.69% (Cost $48,580,499)		$48,700,636
EQUITY MUTUAL FUNDS
2,304,646	Empower Emerging Markets Equity Fund Institutional Class(a)	28,992,441
4,614,136	Empower International Growth Fund Institutional Class(a)	41,158,092
6,738,349	Empower International Index Fund Institutional Class(a)	88,407,139
4,514,358	Empower International Value Fund Institutional Class(a)	47,445,903
3,875,504	Empower Large Cap Growth Fund Institutional Class(a)	43,289,382
6,860,416	Empower Large Cap Value Fund Institutional Class(a)	47,679,894
4,010,151	Empower Mid Cap Value Fund Institutional Class(a)	34,567,504
2,800,369	Empower Real Estate Index Fund Institutional Class(a)	24,167,183
20,833,395	Empower S&P 500® Index Fund Institutional Class(a)	210,833,956
Shares		Fair Value
Equity Mutual Funds — (continued)
1,043,281	Empower Small Cap Growth Fund Institutional Class(a)	$ 11,382,199
3,702,177	Empower Small Cap Value Fund Institutional Class(a)	26,285,459
6,893,756	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,055,966
2,062,213	Fidelity® Emerging Markets Index Fund Institutional Class	29,180,306
423,004	Janus Henderson Triton Fund Class N	11,383,051

TOTAL EQUITY MUTUAL FUNDS — 92.98% (Cost $625,831,123)		$676,828,475
Account Balance
FIXED INTEREST CONTRACT
2,710,666(b)	Empower of America Contract(a) 1.95%(c)	2,710,666

TOTAL FIXED INTEREST CONTRACT — 0.37% (Cost $2,710,666)		$2,710,666
TOTAL INVESTMENTS — 100.04% (Cost $677,122,288)		$728,239,777
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(275,243)
TOTAL NET ASSETS — 100.00%		$727,964,534

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
351,577	Empower Bond Index Fund Institutional Class(a)	$ 2,911,061
206,113	Empower Core Bond Fund Institutional Class(a)	1,749,900
144,391	Empower Global Bond Fund Institutional Class(a)	1,111,808
84,684	Empower High Yield Bond Fund Institutional Class(a)	894,267
202,929	Empower Multi-Sector Bond Fund Institutional Class(a)	1,672,131
17,689	Empower Short Duration Bond Fund Institutional Class(a)	170,878

TOTAL BOND MUTUAL FUNDS — 5.52% (Cost $8,564,303)		$8,510,045
EQUITY MUTUAL FUNDS
523,384	Empower Emerging Markets Equity Fund Institutional Class(a)	6,584,165
1,016,330	Empower International Growth Fund Institutional Class(a)	9,065,659
1,484,805	Empower International Index Fund Institutional Class(a)	19,480,642
994,565	Empower International Value Fund Institutional Class(a)	10,452,881
813,357	Empower Large Cap Growth Fund Institutional Class(a)	9,085,203
1,438,382	Empower Large Cap Value Fund Institutional Class(a)	9,996,758
828,634	Empower Mid Cap Value Fund Institutional Class(a)	7,142,823
607,817	Empower Real Estate Index Fund Institutional Class(a)	5,245,456
4,367,981	Empower S&P 500® Index Fund Institutional Class(a)	44,203,970
Shares		Fair Value
Equity Mutual Funds — (continued)
233,931	Empower Small Cap Growth Fund Institutional Class(a)	$ 2,552,191
829,089	Empower Small Cap Value Fund Institutional Class(a)	5,886,534
1,421,063	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,607,945
468,496	Fidelity® Emerging Markets Index Fund Institutional Class	6,629,224
94,849	Janus Henderson Triton Fund Class N	2,552,388

TOTAL EQUITY MUTUAL FUNDS — 94.27% (Cost $140,199,439)		$145,485,839
Account Balance
FIXED INTEREST CONTRACT
388,162(b)	Empower of America Contract(a) 1.95%(c)	388,162

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $388,162)		$388,162
TOTAL INVESTMENTS — 100.04% (Cost $149,151,904)		$154,384,046
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(60,803)
TOTAL NET ASSETS — 100.00%		$154,323,243

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
310	Empower Bond Index Fund Institutional Class(a)	$ 2,564
182	Empower Core Bond Fund Institutional Class(a)	1,545
128	Empower Global Bond Fund Institutional Class(a)	988
75	Empower High Yield Bond Fund Institutional Class(a)	791
178	Empower Multi-Sector Bond Fund Institutional Class(a)	1,469
14	Empower Short Duration Bond Fund Institutional Class(a)	135

TOTAL BOND MUTUAL FUNDS — 5.01% (Cost $7,647)		$7,492
EQUITY MUTUAL FUNDS
516	Empower Emerging Markets Equity Fund Institutional Class(a)	6,494
992	Empower International Growth Fund Institutional Class(a)	8,852
1,450	Empower International Index Fund Institutional Class(a)	19,029
972	Empower International Value Fund Institutional Class(a)	10,215
787	Empower Large Cap Growth Fund Institutional Class(a)	8,793
1,395	Empower Large Cap Value Fund Institutional Class(a)	9,696
800	Empower Mid Cap Value Fund Institutional Class(a)	6,899
595	Empower Real Estate Index Fund Institutional Class(a)	5,139
Shares		Fair Value
Equity Mutual Funds — (continued)
4,229	Empower S&P 500® Index Fund Institutional Class(a)	$ 42,801
231	Empower Small Cap Growth Fund Institutional Class(a)	2,517
816	Empower Small Cap Value Fund Institutional Class(a)	5,794
1,373	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,382
462	Fidelity® Emerging Markets Index Fund Institutional Class	6,538
93	Janus Henderson Triton Fund Class N	2,517

TOTAL EQUITY MUTUAL FUNDS — 94.81% (Cost $143,915)		$141,666
Account Balance
FIXED INTEREST CONTRACT
331(b)	Empower of America Contract(a) 1.95%(c)	331

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $331)		$331
TOTAL INVESTMENTS — 100.04% (Cost $151,893)		$149,489
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(63)
TOTAL NET ASSETS — 100.00%		$149,426

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2026

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2026, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 46.97%
Empower Bond Index Fund Institutional Class	4,856,340	42,055,896	1,216,931	3,792,407	(729,996)	730,079	-	-	40,210,499
Empower Core Bond Fund Institutional Class	2,840,815	25,251,991	729,680	2,239,139	(435,000)	375,987	-	-	24,118,519
Empower Global Bond Fund Institutional Class	2,473,011	19,705,371	685,713	1,134,644	(153,663)	(214,253)	-	-	19,042,187
Empower High Yield Bond Fund Institutional Class	1,168,164	13,062,012	375,194	1,034,010	94,708	(67,386)	-	-	12,335,810
Empower Inflation-Protected Securities Fund Institutional Class	6,678,121	59,681,279	3,827,427	3,460,714	(451,055)	589,345	-	-	60,637,337
Empower Multi-Sector Bond Fund Institutional Class	2,905,669	25,057,543	723,361	2,074,173	(353,036)	235,979	-	-	23,942,710
Empower Short Duration Bond Fund Institutional Class	2,734,838	26,155,682	1,519,039	1,380,169	(68,167)	123,980	-	-	26,418,532
					(2,096,209)	1,773,731	0	0	206,705,594
EQUITY MUTUAL FUNDS 37.74%
Empower Emerging Markets Equity Fund Institutional Class	340,019	4,785,290	134,073	511,821	308,481	(130,109)	-	-	4,277,433
Empower International Growth Fund Institutional Class	885,622	8,368,254	422,269	390,746	22,092	(500,031)	-	-	7,899,746
Empower International Index Fund Institutional Class	1,290,161	17,866,689	509,490	1,360,065	253,574	(89,208)	-	-	16,926,906
Empower International Value Fund Institutional Class	867,012	9,440,122	269,900	619,678	151,285	21,948	-	-	9,112,292
Empower Large Cap Growth Fund Institutional Class	1,142,291	12,592,604	1,844,430	438,951	189,590	(1,238,698)	-	-	12,759,385
Empower Large Cap Value Fund Institutional Class	2,026,017	13,606,783	1,021,240	645,810	35,392	98,607	-	-	14,080,820
Empower Mid Cap Value Fund Institutional Class	1,323,430	14,371,910	402,859	3,722,017	21,504	355,213	-	-	11,407,965
Empower Real Estate Index Fund Institutional Class	1,359,593	12,298,863	355,599	1,396,982	62,340	475,805	-	-	11,733,285
Empower S&P 500® Index Fund Institutional Class	6,132,200	61,112,428	6,578,442	2,263,466	790,536	(3,369,544)	-	-	62,057,860
Empower Small Cap Growth Fund Institutional Class	144,931	1,984,935	55,778	394,052	(13,992)	(65,460)	-	-	1,581,201
Empower Small Cap Value Fund Institutional Class	518,427	4,395,793	125,723	944,216	57,991	103,535	-	-	3,680,835
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,271,732	13,176,132	371,268	3,217,982	(764,597)	234,136	-	-	10,563,554
					1,114,196	(4,103,806)	0	0	166,081,282

March 31, 2026

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
FIXED INTEREST CONTRACT 13.99%
Empower of America Contract	61,572,165	60,835,724	3,502,101	3,055,423	-	-	289,763	-	61,572,165
					0	0	289,763	0	61,572,165
				Total	$(982,013)	$(2,330,075)	$289,763	$0	$434,359,041
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 45.26%
Empower Bond Index Fund Institutional Class	6,175,653	50,916,504	2,014,559	2,119,204	(336,109)	322,551	-	-	51,134,410
Empower Core Bond Fund Institutional Class	3,613,918	30,614,630	1,209,441	1,297,786	(237,279)	155,876	-	-	30,682,161
Empower Global Bond Fund Institutional Class	2,973,767	22,742,338	1,123,525	584,988	(63,490)	(382,870)	-	-	22,898,005
Empower High Yield Bond Fund Institutional Class	1,505,397	16,094,173	631,799	851,258	2,701	22,275	-	-	15,896,989
Empower Inflation-Protected Securities Fund Institutional Class	6,418,541	54,849,273	4,592,566	1,495,712	(219,958)	334,226	-	-	58,280,353
Empower Multi-Sector Bond Fund Institutional Class	3,666,540	30,085,529	1,187,589	1,083,999	(177,614)	23,174	-	-	30,212,293
Empower Short Duration Bond Fund Institutional Class	2,748,358	25,205,634	1,873,556	607,514	(24,758)	77,460	-	-	26,549,136
					(1,056,507)	552,692	0	0	235,653,347
EQUITY MUTUAL FUNDS 41.30%
Empower Emerging Markets Equity Fund Institutional Class	474,774	6,466,495	247,292	629,572	336,402	(111,556)	-	-	5,972,659
Empower International Growth Fund Institutional Class	1,199,257	10,948,701	656,662	209,364	39,087	(698,628)	-	-	10,697,371
Empower International Index Fund Institutional Class	1,746,378	23,372,236	910,852	1,171,395	367,489	(199,221)	-	-	22,912,472
Empower International Value Fund Institutional Class	1,172,311	12,383,579	482,910	537,140	213,681	(8,358)	-	-	12,320,991
Empower Large Cap Growth Fund Institutional Class	1,458,028	15,564,061	2,417,301	254,064	103,439	(1,441,129)	-	-	16,286,169
Empower Large Cap Value Fund Institutional Class	2,586,334	16,822,767	1,395,772	380,104	7,446	136,587	-	-	17,975,022
Empower Mid Cap Value Fund Institutional Class	1,668,686	17,557,313	676,629	4,227,762	57,726	377,897	-	-	14,384,077
Empower Real Estate Index Fund Institutional Class	1,650,252	14,446,154	569,499	1,277,232	118,199	503,251	-	-	14,241,672
Empower S&P 500® Index Fund Institutional Class	7,833,618	75,598,601	8,760,756	1,280,687	457,851	(3,802,456)	-	-	79,276,214
Empower Small Cap Growth Fund Institutional Class	209,697	2,727,948	105,464	437,276	(7,695)	(108,338)	-	-	2,287,798

March 31, 2026

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Small Cap Value Fund Institutional Class	748,305	6,029,272	237,123	1,131,384	38,482	177,956	-	-	5,312,967
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,867,755	16,163,078	625,051	3,698,430	(935,018)	245,362	-	-	13,335,061
					797,089	(4,928,633)	0	0	215,002,473
FIXED INTEREST CONTRACT 11.89%
Empower of America Contract	61,920,735	58,756,614	4,238,103	1,359,765	-	-	285,783	-	61,920,735
					0	0	285,783	0	61,920,735
				Total	$(259,418)	$(4,375,941)	$285,783	$0	$512,576,555
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 41.17%
Empower Bond Index Fund Institutional Class	20,342,340	167,567,048	7,156,539	7,452,694	(1,196,835)	1,163,684	-	-	168,434,577
Empower Core Bond Fund Institutional Class	11,892,392	100,652,673	4,292,348	4,552,355	(834,530)	573,745	-	-	100,966,411
Empower Global Bond Fund Institutional Class	9,019,500	68,295,873	4,550,912	2,352,552	(293,429)	(1,044,080)	-	-	69,450,153
Empower High Yield Bond Fund Institutional Class	4,830,420	51,026,208	2,164,559	2,071,903	191,102	(109,625)	-	-	51,009,239
Empower Inflation-Protected Securities Fund Institutional Class	13,915,530	112,756,798	16,846,806	4,109,788	(607,999)	859,193	-	-	126,353,009
Empower Multi-Sector Bond Fund Institutional Class	11,830,619	96,829,169	4,137,052	3,578,921	(588,916)	96,997	-	-	97,484,297
Empower Short Duration Bond Fund Institutional Class	6,958,137	62,998,870	6,003,179	2,011,479	(89,810)	225,029	-	-	67,215,599
					(3,420,417)	1,764,943	0	0	680,913,285
EQUITY MUTUAL FUNDS 47.39%
Empower Emerging Markets Equity Fund Institutional Class	1,878,703	25,876,090	1,069,152	2,716,265	1,504,538	(594,892)	-	-	23,634,085
Empower International Growth Fund Institutional Class	4,567,033	42,388,026	2,168,209	1,324,645	(70,164)	(2,493,658)	-	-	40,737,932
Empower International Index Fund Institutional Class	6,663,742	90,389,057	3,802,454	6,467,160	938,492	(296,060)	-	-	87,428,291
Empower International Value Fund Institutional Class	4,461,767	47,817,156	2,013,091	3,130,173	586,514	193,100	-	-	46,893,174
Empower Large Cap Growth Fund Institutional Class	5,249,633	56,802,630	8,439,047	1,209,945	501,128	(5,393,328)	-	-	58,638,404
Empower Large Cap Value Fund Institutional Class	9,297,295	61,466,670	4,479,162	1,763,799	92,011	434,170	-	-	64,616,203
Empower Mid Cap Value Fund Institutional Class	5,933,546	63,599,955	2,676,917	16,811,842	(103,203)	1,682,139	-	-	51,147,169

March 31, 2026

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Real Estate Index Fund Institutional Class	5,413,146	47,415,869	2,017,018	4,549,245	235,083	1,831,810	-	-	46,715,452
Empower S&P 500® Index Fund Institutional Class	28,249,773	275,895,571	30,502,952	6,265,672	2,058,531	(14,245,145)	-	-	285,887,706
Empower Small Cap Growth Fund Institutional Class	848,133	11,002,907	464,538	1,828,524	(80,360)	(385,790)	-	-	9,253,131
Empower Small Cap Value Fund Institutional Class	3,019,433	24,413,356	1,047,290	4,711,850	191,619	689,180	-	-	21,437,976
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,181,210	58,449,356	2,469,384	14,851,500	(3,778,158)	1,275,387	-	-	47,342,627
					2,076,031	(17,303,087)	0	0	783,732,150
FIXED INTEREST CONTRACT 9.48%
Empower of America Contract	156,820,196	146,911,370	13,676,990	4,485,544	-	-	717,380	-	156,820,196
					0	0	717,380	0	156,820,196
				Total	$(1,344,386)	$(15,538,144)	$717,380	$0	$1,621,465,631
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 35.21%
Empower Bond Index Fund Institutional Class	15,244,652	120,297,157	8,485,245	2,998,005	(469,497)	441,318	-	-	126,225,715
Empower Core Bond Fund Institutional Class	8,924,166	72,356,169	5,119,892	1,843,709	(325,363)	133,821	-	-	75,766,173
Empower Global Bond Fund Institutional Class	6,156,298	44,645,803	4,595,571	846,597	93,436	(991,284)	-	-	47,403,493
Empower High Yield Bond Fund Institutional Class	3,445,478	34,773,184	2,293,202	720,742	6,849	38,599	-	-	36,384,243
Empower Inflation-Protected Securities Fund Institutional Class	5,981,153	44,217,415	10,968,072	953,299	24,216	76,677	-	-	54,308,865
Empower Multi-Sector Bond Fund Institutional Class	8,682,636	68,007,308	5,326,020	1,706,733	(278,830)	(81,671)	-	-	71,544,924
Empower Short Duration Bond Fund Institutional Class	3,822,219	32,543,534	5,004,660	705,095	(6,827)	79,533	-	-	36,922,632
					(956,016)	(303,007)	0	0	448,556,045
EQUITY MUTUAL FUNDS 55.53%
Empower Emerging Markets Equity Fund Institutional Class	1,831,483	24,710,235	1,516,967	2,604,957	1,428,028	(582,192)	-	-	23,040,053
Empower International Growth Fund Institutional Class	4,302,596	38,960,231	2,652,673	813,473	(13,824)	(2,420,272)	-	-	38,379,159
Empower International Index Fund Institutional Class	6,289,349	82,951,254	5,200,927	4,643,069	1,519,235	(992,849)	-	-	82,516,263
Empower International Value Fund Institutional Class	4,217,157	44,042,720	2,756,365	2,293,062	879,963	(183,698)	-	-	44,322,325

March 31, 2026

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Large Cap Growth Fund Institutional Class	4,690,805	49,406,573	8,375,324	690,589	344,925	(4,695,020)	-	-	52,396,288
Empower Large Cap Value Fund Institutional Class	8,311,739	53,384,483	5,076,294	1,095,322	26,714	401,134	-	-	57,766,589
Empower Mid Cap Value Fund Institutional Class	5,222,784	54,657,197	3,408,554	14,478,635	(114,691)	1,433,282	-	-	45,020,398
Empower Real Estate Index Fund Institutional Class	4,287,514	36,643,811	2,319,180	3,296,170	262,259	1,334,423	-	-	37,001,244
Empower S&P 500® Index Fund Institutional Class	25,196,542	239,923,020	31,018,654	3,798,511	1,235,868	(12,154,155)	-	-	254,989,008
Empower Small Cap Growth Fund Institutional Class	840,578	10,459,566	654,479	1,532,129	(49,833)	(411,209)	-	-	9,170,707
Empower Small Cap Value Fund Institutional Class	2,986,795	23,143,538	1,471,556	4,116,267	121,433	707,417	-	-	21,206,244
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,972,635	50,425,390	3,148,103	13,099,695	(3,493,912)	1,248,954	-	-	41,722,752
					2,146,165	(16,314,185)	0	0	707,531,030
FIXED INTEREST CONTRACT 6.76%
Empower of America Contract	86,110,306	75,985,752	11,376,137	1,631,108	-	-	379,525	-	86,110,306
					0	0	379,525	0	86,110,306
				Total	$1,190,149	$(16,617,192)	$379,525	$0	$1,242,197,381
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 26.93%
Empower Bond Index Fund Institutional Class	19,251,557	147,733,510	14,720,917	3,672,483	(610,487)	620,952	-	-	159,402,896
Empower Core Bond Fund Institutional Class	11,280,366	88,655,280	9,150,624	2,228,683	(392,482)	193,083	-	-	95,770,304
Empower Global Bond Fund Institutional Class	7,416,881	52,634,806	6,600,907	1,214,929	(124,208)	(910,799)	-	-	57,109,985
Empower High Yield Bond Fund Institutional Class	4,286,707	42,403,236	3,670,448	796,455	76,360	(9,603)	-	-	45,267,626
Empower Inflation-Protected Securities Fund Institutional Class	3,997,660	27,242,067	9,595,009	580,659	23,459	42,340	-	-	36,298,757
Empower Multi-Sector Bond Fund Institutional Class	10,868,825	82,920,188	8,769,767	2,043,597	(327,619)	(87,238)	-	-	89,559,120
Empower Short Duration Bond Fund Institutional Class	3,716,751	31,112,505	5,375,451	684,884	(28,988)	100,747	-	-	35,903,819
					(1,383,965)	(50,518)	0	0	519,312,507
EQUITY MUTUAL FUNDS 65.53%
Empower Emerging Markets Equity Fund Institutional Class	3,533,078	48,083,805	2,383,465	4,808,760	2,895,124	(1,212,383)	-	-	44,446,127

March 31, 2026

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower International Growth Fund Institutional Class	8,023,803	73,267,764	4,237,091	1,945,271	(477,159)	(3,987,264)	-	-	71,572,320
Empower International Index Fund Institutional Class	11,711,078	156,655,510	7,912,297	9,393,030	2,619,297	(1,525,432)	-	-	153,649,345
Empower International Value Fund Institutional Class	7,843,575	82,985,633	4,195,538	5,739,315	356,305	994,117	-	-	82,435,973
Empower Large Cap Growth Fund Institutional Class	8,285,173	88,154,280	13,832,469	1,531,634	269,460	(7,909,728)	-	-	92,545,387
Empower Large Cap Value Fund Institutional Class	14,655,891	95,345,083	7,657,043	2,243,310	(291,249)	1,099,630	-	-	101,858,446
Empower Mid Cap Value Fund Institutional Class	9,092,606	96,697,751	4,741,059	25,577,597	(137,995)	2,517,053	-	-	78,378,266
Empower Real Estate Index Fund Institutional Class	6,666,544	57,564,927	2,957,177	5,086,747	411,850	2,096,916	-	-	57,532,273
Empower S&P 500® Index Fund Institutional Class	44,455,212	427,918,533	49,797,975	8,298,935	452,385	(19,530,824)	-	-	449,886,749
Empower Small Cap Growth Fund Institutional Class	1,626,348	20,331,612	1,012,778	2,777,395	(38,180)	(823,542)	-	-	17,743,453
Empower Small Cap Value Fund Institutional Class	5,770,427	44,852,083	2,273,535	7,668,964	132,894	1,513,378	-	-	40,970,032
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	15,582,460	88,962,280	4,378,080	23,457,335	(6,424,531)	2,575,416	-	-	72,458,441
					(231,799)	(24,192,663)	0	0	1,263,476,812
FIXED INTEREST CONTRACT 4.34%
Empower of America Contract	83,602,821	72,526,071	12,246,961	1,529,697	-	-	359,486	-	83,602,821
					0	0	359,486	0	83,602,821
				Total	$(1,615,764)	$(24,243,181)	$359,486	$0	$1,866,392,140
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 18.48%
Empower Bond Index Fund Institutional Class	6,830,816	49,770,546	7,549,969	778,046	(13,614)	16,690	-	-	56,559,159
Empower Core Bond Fund Institutional Class	3,997,673	29,923,404	4,543,360	509,414	(50,557)	(17,109)	-	-	33,940,241
Empower Global Bond Fund Institutional Class	2,563,890	17,434,438	2,925,790	258,431	8,577	(359,844)	-	-	19,741,953
Empower High Yield Bond Fund Institutional Class	1,528,869	14,411,720	1,932,671	208,325	11,280	8,785	-	-	16,144,851
Empower Inflation-Protected Securities Fund Institutional Class	611,709	3,418,596	2,185,963	58,993	(10)	8,749	-	-	5,554,315
Empower Multi-Sector Bond Fund Institutional Class	3,843,177	27,883,635	4,356,096	469,230	(41,820)	(102,724)	-	-	31,667,777

March 31, 2026

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Short Duration Bond Fund Institutional Class	1,027,726	8,216,285	1,820,421	123,901	4,168	15,025	-	-	9,927,830
					(81,976)	(430,428)	0	0	173,536,126
EQUITY MUTUAL FUNDS 75.10%
Empower Emerging Markets Equity Fund Institutional Class	2,114,180	28,032,567	1,757,405	2,691,237	1,451,087	(502,346)	-	-	26,596,389
Empower International Growth Fund Institutional Class	4,645,362	41,442,089	3,185,675	733,403	(122,221)	(2,457,735)	-	-	41,436,626
Empower International Index Fund Institutional Class	6,789,032	88,611,497	5,655,600	4,949,267	808,218	(245,726)	-	-	89,072,104
Empower International Value Fund Institutional Class	4,551,965	46,932,239	2,999,538	2,197,466	640,855	106,845	-	-	47,841,156
Empower Large Cap Growth Fund Institutional Class	4,554,942	47,310,734	8,430,823	494,442	216,413	(4,368,409)	-	-	50,878,706
Empower Large Cap Value Fund Institutional Class	8,055,539	51,106,899	5,236,078	729,469	40,224	372,489	-	-	55,985,997
Empower Mid Cap Value Fund Institutional Class	4,921,046	51,360,134	3,218,095	13,543,261	(150,276)	1,384,452	-	-	42,419,420
Empower Real Estate Index Fund Institutional Class	3,344,622	28,286,608	1,831,365	2,292,246	179,585	1,038,364	-	-	28,864,091
Empower S&P 500® Index Fund Institutional Class	24,457,179	229,918,938	31,494,504	2,909,939	547,550	(10,996,851)	-	-	247,506,652
Empower Small Cap Growth Fund Institutional Class	982,637	11,717,420	745,724	1,232,737	6,764	(509,839)	-	-	10,720,568
Empower Small Cap Value Fund Institutional Class	3,460,894	26,092,320	1,684,748	4,094,912	64,158	890,195	-	-	24,572,351
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,465,033	47,269,319	2,974,979	12,071,436	(3,282,574)	1,189,539	-	-	39,362,401
					399,783	(14,099,022)	0	0	705,256,461
FIXED INTEREST CONTRACT 2.47%
Empower of America Contract	23,246,849	19,032,703	4,416,168	297,873	-	-	95,851	-	23,246,849
					0	0	95,851	0	23,246,849
				Total	$317,807	$(14,529,450)	$95,851	$0	$902,039,436
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 12.77%
Empower Bond Index Fund Institutional Class	7,387,537	56,102,161	6,290,398	1,490,879	(254,306)	267,124	-	-	61,168,804
Empower Core Bond Fund Institutional Class	4,326,778	33,737,786	3,808,780	905,710	(163,165)	93,491	-	-	36,734,347
Empower Global Bond Fund Institutional Class	2,744,491	19,421,881	2,515,810	453,216	(26,131)	(351,898)	-	-	21,132,577

March 31, 2026

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower High Yield Bond Fund Institutional Class	1,665,005	16,403,242	1,510,152	344,777	13,603	13,834	-	-	17,582,451
Empower Inflation-Protected Securities Fund Institutional Class	124,841	-	1,138,714	6,414	(33)	1,259	-	-	1,133,559
Empower Multi-Sector Bond Fund Institutional Class	4,148,228	31,405,211	3,619,689	825,462	(134,847)	(18,037)	-	-	34,181,401
Empower Short Duration Bond Fund Institutional Class	806,843	6,424,241	1,500,172	144,691	1,368	14,379	-	-	7,794,101
					(563,511)	20,152	0	0	179,727,240
EQUITY MUTUAL FUNDS 81.37%
Empower Emerging Markets Equity Fund Institutional Class	3,669,737	49,678,361	1,822,208	4,413,429	2,673,188	(921,852)	-	-	46,165,288
Empower International Growth Fund Institutional Class	7,814,250	71,129,659	4,353,738	2,072,008	(561,374)	(3,708,275)	-	-	69,703,114
Empower International Index Fund Institutional Class	11,410,655	151,694,891	5,672,986	6,824,837	2,020,520	(835,246)	-	-	149,707,794
Empower International Value Fund Institutional Class	7,644,237	80,345,559	3,005,319	4,142,693	246,926	1,132,751	-	-	80,340,936
Empower Large Cap Growth Fund Institutional Class	7,265,509	76,983,741	12,469,498	1,368,442	301,062	(6,929,064)	-	-	81,155,733
Empower Large Cap Value Fund Institutional Class	12,851,535	83,128,824	7,250,052	2,065,461	(258,186)	1,004,752	-	-	89,318,167
Empower Mid Cap Value Fund Institutional Class	7,752,019	82,688,590	3,030,580	20,821,127	140,781	1,924,362	-	-	66,822,405
Empower Real Estate Index Fund Institutional Class	5,139,825	45,011,095	1,701,500	3,990,758	325,756	1,634,849	-	-	44,356,686
Empower S&P 500® Index Fund Institutional Class	38,996,010	373,514,177	45,728,531	7,779,987	329,787	(16,823,095)	-	-	394,639,626
Empower Small Cap Growth Fund Institutional Class	1,692,767	20,493,324	763,306	1,831,412	119,605	(957,132)	-	-	18,468,086
Empower Small Cap Value Fund Institutional Class	5,999,188	45,573,720	1,724,051	6,963,521	(528,293)	2,259,986	-	-	42,594,236
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	13,295,533	76,031,478	2,795,286	19,239,072	(5,478,005)	2,236,535	-	-	61,824,227
					(668,233)	(19,981,429)	0	0	1,145,096,298
FIXED INTEREST CONTRACT 1.29%
Empower of America Contract	18,128,583	14,928,966	3,465,211	339,802	-	-	74,208	-	18,128,583
					0	0	74,208	0	18,128,583
				Total	$(1,231,744)	$(19,961,277)	$74,208	$0	$1,342,952,121

March 31, 2026

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 8.90%
Empower Bond Index Fund Institutional Class	2,299,919	16,924,697	2,396,039	293,958	(13,903)	16,548	-	-	19,043,326
Empower Core Bond Fund Institutional Class	1,346,016	10,169,442	1,447,960	184,986	(16,953)	(4,740)	-	-	11,427,676
Empower Global Bond Fund Institutional Class	865,164	6,066,847	814,578	93,020	6,510	(126,639)	-	-	6,661,766
Empower High Yield Bond Fund Institutional Class	541,636	5,174,223	622,304	83,653	1,214	6,804	-	-	5,719,678
Empower Multi-Sector Bond Fund Institutional Class	1,303,043	9,575,491	1,367,695	170,083	(12,080)	(36,025)	-	-	10,737,078
Empower Short Duration Bond Fund Institutional Class	181,526	1,394,684	379,177	23,002	750	2,687	-	-	1,753,546
					(34,462)	(141,365)	0	0	55,343,070
EQUITY MUTUAL FUNDS 85.35%
Empower Emerging Markets Equity Fund Institutional Class	1,810,228	23,937,242	1,169,112	2,066,752	1,091,293	(266,936)	-	-	22,772,666
Empower International Growth Fund Institutional Class	3,740,095	33,203,035	2,697,218	563,183	(33,186)	(1,975,425)	-	-	33,361,645
Empower International Index Fund Institutional Class	5,460,313	70,924,438	3,530,887	2,651,094	695,784	(164,931)	-	-	71,639,300
Empower International Value Fund Institutional Class	3,657,077	37,577,735	1,871,827	1,233,129	418,163	219,448	-	-	38,435,881
Empower Large Cap Growth Fund Institutional Class	3,305,657	34,160,093	6,270,507	385,686	169,675	(3,120,727)	-	-	36,924,187
Empower Large Cap Value Fund Institutional Class	5,842,906	36,948,742	3,941,762	579,097	22,716	296,788	-	-	40,608,195
Empower Mid Cap Value Fund Institutional Class	3,469,694	36,348,790	1,756,850	8,946,093	140,235	749,213	-	-	29,908,760
Empower Real Estate Index Fund Institutional Class	2,328,705	20,028,999	1,007,875	1,660,762	139,242	720,611	-	-	20,096,723
Empower S&P 500® Index Fund Institutional Class	17,738,440	165,844,084	23,759,403	2,093,930	604,850	(7,996,544)	-	-	179,513,013
Empower Small Cap Growth Fund Institutional Class	828,268	9,806,357	484,361	798,940	49,898	(455,373)	-	-	9,036,405
Empower Small Cap Value Fund Institutional Class	2,938,517	21,696,674	1,089,747	2,712,909	29,647	789,957	-	-	20,863,469
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,957,014	33,435,956	1,622,028	8,032,664	(2,118,604)	674,793	-	-	27,700,113
					1,209,713	(10,529,126)	0	0	530,860,357
FIXED INTEREST CONTRACT 0.65%
Empower of America Contract	4,068,327	3,331,924	776,094	56,303	-	-	16,612	-	4,068,327
					0	0	16,612	0	4,068,327
				Total	$1,175,251	$(10,670,491)	$16,612	$0	$590,271,754

March 31, 2026

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 6.69%
Empower Bond Index Fund Institutional Class	2,020,837	15,603,815	1,604,172	493,919	(15,757)	18,463	-	-	16,732,531
Empower Core Bond Fund Institutional Class	1,179,225	9,332,386	984,743	318,958	(33,260)	13,446	-	-	10,011,617
Empower Global Bond Fund Institutional Class	794,879	5,800,567	609,149	156,853	19,798	(132,295)	-	-	6,120,568
Empower High Yield Bond Fund Institutional Class	489,174	4,874,381	431,254	144,481	3,820	4,522	-	-	5,165,676
Empower Multi-Sector Bond Fund Institutional Class	1,152,602	8,908,917	903,997	305,126	(33,060)	(10,348)	-	-	9,497,440
Empower Short Duration Bond Fund Institutional Class	121,408	1,014,592	187,474	30,601	1,025	1,339	-	-	1,172,804
					(57,434)	(104,873)	0	0	48,700,636
EQUITY MUTUAL FUNDS 87.41%
Empower Emerging Markets Equity Fund Institutional Class	2,304,646	30,994,388	1,253,962	2,723,628	1,626,109	(532,281)	-	-	28,992,441
Empower International Growth Fund Institutional Class	4,614,136	41,652,248	3,221,771	1,513,566	(271,102)	(2,202,361)	-	-	41,158,092
Empower International Index Fund Institutional Class	6,738,349	88,986,847	3,668,214	4,414,348	565,691	166,426	-	-	88,407,139
Empower International Value Fund Institutional Class	4,514,358	47,106,088	1,944,200	2,126,666	309,801	522,281	-	-	47,445,903
Empower Large Cap Growth Fund Institutional Class	3,875,504	40,753,666	7,261,625	865,889	371,245	(3,860,020)	-	-	43,289,382
Empower Large Cap Value Fund Institutional Class	6,860,416	44,013,651	4,600,325	1,363,347	(23,707)	429,265	-	-	47,679,894
Empower Mid Cap Value Fund Institutional Class	4,010,151	42,885,175	1,718,156	11,056,274	52,916	1,020,447	-	-	34,567,504
Empower Real Estate Index Fund Institutional Class	2,800,369	24,518,000	1,021,723	2,382,817	54,027	1,010,277	-	-	24,167,183
Empower S&P 500® Index Fund Institutional Class	20,833,395	197,992,562	27,552,250	4,534,784	1,482,961	(10,176,072)	-	-	210,833,956
Empower Small Cap Growth Fund Institutional Class	1,043,281	12,443,263	510,420	1,057,061	15,303	(514,423)	-	-	11,382,199
Empower Small Cap Value Fund Institutional Class	3,702,177	27,638,799	1,152,082	3,491,922	81,311	986,500	-	-	26,285,459
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,893,756	39,382,698	1,585,161	9,728,429	(2,480,162)	816,536	-	-	32,055,966
					1,784,393	(12,333,425)	0	0	636,265,118
FIXED INTEREST CONTRACT 0.37%
Empower of America Contract	2,710,666	2,316,841	454,938	72,523	-	-	11,410	-	2,710,666
					0	0	11,410	0	2,710,666
				Total	$1,726,959	$(12,438,298)	$11,410	$0	$687,676,420

March 31, 2026

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 5.52%
Empower Bond Index Fund Institutional Class	351,577	2,627,028	374,186	89,386	437	(767)	-	-	2,911,061
Empower Core Bond Fund Institutional Class	206,113	1,584,308	223,686	51,265	2,801	(6,829)	-	-	1,749,900
Empower Global Bond Fund Institutional Class	144,391	1,019,710	147,707	33,579	1,071	(22,030)	-	-	1,111,808
Empower High Yield Bond Fund Institutional Class	84,684	818,502	102,636	24,683	3,087	(2,188)	-	-	894,267
Empower Multi-Sector Bond Fund Institutional Class	202,929	1,513,428	218,533	49,939	1,669	(9,891)	-	-	1,672,131
Empower Short Duration Bond Fund Institutional Class	17,689	145,605	29,985	4,978	60	266	-	-	170,878
					9,125	(41,439)	0	0	8,510,045
EQUITY MUTUAL FUNDS 88.32%
Empower Emerging Markets Equity Fund Institutional Class	523,384	6,644,751	671,994	639,790	310,907	(92,790)	-	-	6,584,165
Empower International Growth Fund Institutional Class	1,016,330	8,675,447	1,225,265	274,397	16,062	(560,656)	-	-	9,065,659
Empower International Index Fund Institutional Class	1,484,805	18,365,911	1,908,044	683,004	236,816	(110,309)	-	-	19,480,642
Empower International Value Fund Institutional Class	994,565	9,800,933	1,010,922	418,379	102,704	59,405	-	-	10,452,881
Empower Large Cap Growth Fund Institutional Class	813,357	8,068,641	2,009,096	240,101	35,036	(752,433)	-	-	9,085,203
Empower Large Cap Value Fund Institutional Class	1,438,382	8,724,196	1,501,024	287,345	10,772	58,883	-	-	9,996,758
Empower Mid Cap Value Fund Institutional Class	828,634	8,325,089	842,995	2,351,844	(128,013)	326,583	-	-	7,142,823
Empower Real Estate Index Fund Institutional Class	607,817	5,056,655	525,945	562,392	(3,383)	225,248	-	-	5,245,456
Empower S&P 500® Index Fund Institutional Class	4,367,981	39,213,217	8,140,262	991,518	346,813	(2,157,991)	-	-	44,203,970
Empower Small Cap Growth Fund Institutional Class	233,931	2,630,254	270,113	244,968	(10,681)	(103,208)	-	-	2,552,191
Empower Small Cap Value Fund Institutional Class	829,089	5,824,838	607,941	738,002	26,386	191,757	-	-	5,886,534
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,421,063	7,723,232	778,494	2,017,616	(471,738)	123,835	-	-	6,607,945
					471,681	(2,791,676)	0	0	136,304,227
FIXED INTEREST CONTRACT 0.25%
Empower of America Contract	388,162	334,573	63,456	11,551	-	-	1,684	-	388,162
					0	0	1,684	0	388,162
				Total	$480,806	$(2,833,115)	$1,684	$0	$145,202,434

March 31, 2026

Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 5.01%
Empower Bond Index Fund Institutional Class	310	2,270	299	4	-	(1)	-	-	2,564
Empower Core Bond Fund Institutional Class	182	1,359	193	3	-	(4)	-	-	1,545
Empower Global Bond Fund Institutional Class	128	875	133	2	-	(18)	-	-	988
Empower High Yield Bond Fund Institutional Class	75	711	80	1	-	1	-	-	791
Empower Multi-Sector Bond Fund Institutional Class	178	1,305	174	2	-	(8)	-	-	1,469
Empower Short Duration Bond Fund Institutional Class	14	125	11	1	-	-	-	-	135
					0	(30)	0	0	7,492
EQUITY MUTUAL FUNDS 88.75%
Empower Emerging Markets Equity Fund Institutional Class	516	6,383	534	449	183	26	-	-	6,494
Empower International Growth Fund Institutional Class	992	8,305	1,075	15	1	(513)	-	-	8,852
Empower International Index Fund Institutional Class	1,450	17,720	1,511	269	67	67	-	-	19,029
Empower International Value Fund Institutional Class	972	9,392	801	115	29	137	-	-	10,215
Empower Large Cap Growth Fund Institutional Class	787	7,757	1,734	15	-	(683)	-	-	8,793
Empower Large Cap Value Fund Institutional Class	1,395	8,379	1,260	15	1	72	-	-	9,696
Empower Mid Cap Value Fund Institutional Class	800	8,056	681	2,005	28	167	-	-	6,899
Empower Real Estate Index Fund Institutional Class	595	4,865	418	327	17	183	-	-	5,139
Empower S&P 500® Index Fund Institutional Class	4,229	37,611	6,995	63	10	(1,742)	-	-	42,801
Empower Small Cap Growth Fund Institutional Class	231	2,523	216	121	(3)	(101)	-	-	2,517
Empower Small Cap Value Fund Institutional Class	816	5,597	487	497	12	207	-	-	5,794
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,373	7,410	628	1,525	(194)	(131)	-	-	6,382
					151	(2,311)	0	0	132,611
FIXED INTEREST CONTRACT 0.22%
Empower of America Contract	331	291	40	1	-	-	1	-	331
					0	0	1	0	331
				Total	$151	$(2,341)	$1	$0	$140,434

March 31, 2026